NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NATURE OF BUSINESS
NATURE OF BUSINESS

NOTE 1.  NATURE OF BUSINESS

Basis of Presentation and Principles of Combination

CareMax Medical Group, LLC (“CareMax” or “CMG”) and Affiliates, collectively referred to as “we” or “us” or “our” or the “Company”, was organized on January 25, 2013 under Florida law with headquarters in Miami, Florida to operate primary medical care centers serving Medicare beneficiaries. Managed Health Care Partners, LLC (“MHP”), an affiliate company, was organized on May 7, 2009 under Florida Law with the same business purpose. The Company and MHP invest resources into primary care to prevent unnecessary acute events and manage chronic illnesses. The Company engages Medicare -  eligible patients through the use of an innovative community outreach approach. Once patients are engaged, the Company integrates population health analytics, social support services and primary care into the care model to drive improved outcomes. The Company contracts with health plans to generate medical cost savings and realize a return on its investment in primary care. As of March 31, 2021, the Company operated 11 centers in South Florida with two under construction and due to open in the first or second quarter of 2022. These financial statements represent the combined financial results of CMG and MHP.

The accompanying unaudited condensed combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP has been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited and condensed combined financial statements include all adjustments of a normal recurring nature, which are necessary for a fair presentation of financial position, operating results and cash flows for the periods presented. Operating results for the three months ended March 31, 2021, including the impact of COVID-19, are not necessarily indicative of the results that may be expected for the year ending December 31, 2021.

CMG functions as a holding company with 100% ownership of Broward,  Hialeah,  Homestead,  Miami,  North Miami,  Coral Way,  Tamarac,  Westchester,  Pembroke Pines,  Pines Care,  Little Havana One and Little Havana Two. Broward, Coral Way, Hialeah, Homestead, Miami, North Miami, Pembroke Pines, Pines Care, Tamarac, Westchester, Little Havana One and Little Havana Two (collectively, the Medical Centers) are medical centers throughout South Florida providing care to residents, specifically Medicare Advantage members attributed to MHP. MHP is a managed services organization (“MSO”) serving Medicare patients both for the combined Medical Centers described above, as well as unrelated contracted health care providers, primarily under capitated contracts. MHP and CMG share common ownership, with the majority of ownership being through organizations controlled by the Company management, which is consistent across MHP and CMG.

On December 14, 2020, the Company purchased the remaining 25% non-controlling interest in Hialeah for $1,700,000. A holdback in the amount of $170,000 will be retained until December 14, 2021 and is included in Accounts Payable. The purchase amount was paid in installments with the final payment being made in May 2020. The Company purchased the remaining 40% membership interest in Pembroke Pines in February 2020 for $400,000 which included one lump sum payment of $200,000 and 12 equal monthly installments of $16,667.  As of  March 31, 2021, this balance has been paid off. Also, in February 2020, the Company purchased the remaining 40% membership interest in Pines Care for $100 which was paid on the closing date.

The Company considers itself to control an entity if it is the majority owner of or has voting control over such entity. The Company also assesses whether it has a controlling financial interest through means other than voting rights over potential variable interest entities (or “VIEs”) and determines the primary beneficiary of the VIE. The Company consolidates a VIE if the Company is the primary beneficiary of the VIE. We concluded that there are no entities that CareMax should consolidate based on the VIE model.

The combined financial statements of CareMax include the financial statements of all wholly-owned subsidiaries and majority-owned or controlled companies. For those combined subsidiaries where our ownership is less than 100%, the portion of the net income or loss allocable to the non-controlling interests is reported as “Net income (loss) attributable to non-controlling interests” in the combined statements of operations. Intercompany balances and transactions have been eliminated in consolidation.

Sale to Deerfield Healthcare Technology Acquisition Corporation

The Company follows the guidance in ASC 805 to determine if an acquisition is an acquisition of a business or a group of assets. We consolidate a business when we obtain a controlling financial interest in it. We use the acquisition method of accounting and identify the acquisition date, recognize and measure the identifiable assets acquired, liabilities assumed and any non-controlling interest at their acquisition date fair values. See Note 5.

On December 18, 2020 the Company entered into a definitive business combination agreement with Deerfield Healthcare Technology Acquisition Corporation (“DFHT”), a Delaware Corporation and blank check company. The agreement provides for DFHT to acquire 100% of the equity interests of the Company and Interamerican Medical Center Group, LLC, a Florida limited liability company (“IMC”), in exchange for a combination of cash and Class A common shares of DFHT. The transaction will be regarded as a reverse recapitalization, with the Company being the accounting acquirer and continuing financial reporting entity, due to its control of both DFHT and IMC.

On January 20, 2021, DFHT filed a preliminary proxy statement with the U.S. Securities and Exchange Commission (“SEC”) to solicit the approval of its shareholders for the business combination in which it plans to acquire 100% of the equity interests of CareMax. On March 8, April 1 ,  April 28 and May 14 of 2021, DFHT filed amended proxy statements with the SEC. See Note 5.

Impact of COVID 19 on our Business

On March 11, 2020, the World Health Organization declared the spread of Coronavirus Disease (COVID‑19) a worldwide pandemic. The COVID‑19 pandemic has had significant effects on global markets, supply chains, businesses, and communities. Specific to the Company, COVID‑19 has impacted various parts of its 2020 and 2021 operations and financial results including but not limited to nominal additional costs for emergency preparedness, disease control and containment, personnel shortages, government mandated waivers of member cost sharing for diagnoses and treatment, and increased utilization of member medical benefits. Management believes the Company has taken appropriate actions to mitigate the negative impact. While the COVID-19 vaccination campaign is underway in the United States, the surfacing of virus variants has added a degree of uncertainty to the continuing impact of COVID‑19 on the Company’s operations. Certain emergency grant and loan funding options became available for the Company that were evaluated and pursued, as appropriate, to address the financial impact of COVID‑19.

In April 2020, the Company applied for and received loans through the Small Business Administration (SBA) Paycheck Protection Program (PPP) of approximately $2,164,000 (see Note 7) with a two-year term at an interest rate of 0.98%. There are provisions under the PPP loan program where all or a portion of the loan may be forgiven based on certain criteria like eligible spending thresholds and maintaining full-time equivalent (FTE) employees. The amount of loan forgiveness has yet to be determined.

NOTE 1. NATURE OF BUSINESS

Basis of Presentation and Principles of Consolidation

CareMax Medical Group, LLC (“CareMax” or “CMG”) and Affiliates, collectively referred to as “we” or “us” or “our” or the “Company”, was organized on January 25, 2013 under Florida law with headquarters in Miami, Florida to operate primary medical care centers serving Medicare beneficiaries. Managed Health Care Partners, LLC (“MHP”), an affiliate company, was organized on May 7, 2009 under Florida Law with the same business purpose. The Company and MHP invest resources into primary care to prevent unnecessary acute events and manage chronic illnesses. The Company engages Medicare -  eligible patients through the use of an innovative community outreach approach. Once patients are engaged, the Company integrates population health analytics, social support services and primary care into the care model to drive improved outcomes. The Company contracts with health plans to generate medical cost savings and realize a return on its investment in primary care. As of December 31, 2020, the Company operated 12 centers in South Florida with one under construction and due to open in the first or second quarter of 2022. These financial statements represent the combined financial results of these two limited liability companies.

CareMax Medical Group is organized as a limited liability company (“LLC”). As such, no member, agent or employee of the Company shall be personally liable for debts, obligations or liabilities of the Company, whether arising in contract, tort, or otherwise or for the acts or omissions of any other member, director, manager, agent or employee of the Company, unless the individual has agreed otherwise under the provisions of the Company’s operating agreement or signed a specific personal guarantee. The duration of the Company is perpetual.

CMG functions as a holding company with 100% ownership of CareMax Medical Center, LLC, (“CMC”), Broward,  Hialeah,  Homestead,  Miami,  North Miami,  Coral Way,  Tamarac,  Westchester,  Pembroke Pines,  Pines Care,  Little Havana One and Little Havana Two. CMC is an essentially dormant entity, which was dissolved in 2020. Broward, Coral Way, Hialeah, Homestead, Miami, North Miami, Pembroke Pines, Pines Care, Tamarac, Westchester, Little Havana One and Little Havana Two (collectively, the Medical Centers) are medical centers throughout South Florida providing care to residents, specifically Medicare Advantage members attributed to MHP. MHP is a managed services organization (“MSO”) serving Medicare patients both for the combined Medical Centers described above, as well as unrelated contracted health care providers, primarily under capitated contracts. MHP and CMG share common ownership, with the majority of ownership being through organizations controlled by the Company management, which is consistent across MHP and CMG.

On December 14, 2020, the Company purchased the remaining 25% non-controlling interest in Hialeah for $1,700,000. A holdback in the amount of $170,000 will be retained until December 14, 2021 and is included in Accounts Payable. The Company had purchased an additional 24% interest in Hialeah during 2019 for $473,219, thus reducing the non-controlling interest share to 25% ownership. The purchase amount was paid in installments with the final payment being made in May 2020. The Company purchased the remaining 40% membership interest in Pembroke Pines in February 2020 for $400,000 which included one lump sum payment of $200,000 and 12 equal monthly installments of $16,667. At December 31, 2020, the remaining balance of $33,333 is included in Accounts Payable. Also in February 2020, the Company purchased the remaining 40% membership interest in Pines Care for $100 which was paid on the closing date.

The Company considers itself to control an entity if it is the majority owner of or has voting control over such entity. The Company also assesses whether it has a controlling financial interest through means other than voting rights over potential variable interest entities (or “VIEs”) and determines the primary beneficiary of the VIE. The Company consolidates a VIE if the Company is the primary beneficiary of the VIE. We concluded that there are no entities that CareMax should consolidate based on the VIE model.

The accompanying audited combined financial statements and notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The combined financial statements of CareMax include the financial statements of all wholly-owned subsidiaries and majority-owned or controlled companies. For those combined subsidiaries where our ownership is less than 100%, the portion of the net income or loss allocable to the non-controlling interests is reported as “Net income (loss) attributable to non-controlling interests” in the combined statements of operations. Intercompany balances and transactions have been eliminated in consolidation.

Sale to Deerfield Healthcare Technology Acquisition Corporation

The Company follows the guidance in ASC 805 to determine if an acquisition is an acquisition of a business or a group of assets. We consolidate a business when we obtain a controlling financial interest in it. We use the acquisition method of accounting and identify the acquisition date, recognize and measure the identifiable assets acquired, liabilities assumed and any non-controlling interest at their acquisition date fair values. See Note 5.

On December 18, 2020 the Company entered into a definitive business combination agreement with Deerfield Healthcare Technology Acquisition Corporation (“DFHT”), a Delaware Corporation and blank check company. The agreement provides for DFHT to acquire 100% of the equity interests of the Company and Interamerican Medical Center Group, LLC, a Florida limited liability company (“IMC”), in exchange for a combination of cash and Class A common shares of DFHT. The transaction will be regarded as a reverse recapitalization, with the Company being the accounting acquirer and continuing financial reporting entity, due to its control of both DFHT and IMC.

On January 20, 2021, DFHT filed a preliminary proxy statement with the U.S. Securities and Exchange Commission to solicit the approval of its shareholders for the business combination in which it plans to acquire 100% of the equity interests of CareMax. See Note 5.

Subsequent Events

Management of the Company has evaluated subsequent events through March 1, 2021, the date on which the combined financial statements were available to be issued.

Impact of COVID 19 on our Business

On March 11, 2020, the World Health Organization declared the spread of Coronavirus Disease (COVID‑19) a worldwide pandemic. The COVID‑19 pandemic is having significant effects on global markets, supply chains, businesses, and communities. Specific to the Company, COVID‑19 has impacted various parts of its 2020 operations and financial results including but not limited to nominal additional costs for emergency preparedness, disease control and containment, potential personnel shortages, government mandated waivers of member cost sharing for diagnoses and treatment, and increased utilization of member medical benefits. Management believes the Company is taking appropriate actions to mitigate the negative impact. However, the continuing impact of COVID‑19 is unknown. Certain emergency grant and loan funding options have become available for the Company that have been evaluated and pursued, as appropriate, to address the financial impact of COVID‑19.

In April 2020, the Company applied for and received loans through the Small Business Administration (SBA) Paycheck Protection Program (PPP) of approximately $2,164,000 (see Note 7) with a two-year term at an interest rate of 0.98%. There are provisions under the PPP loan program where all or a portion of the loan may be forgiven based on certain criteria like eligible spending thresholds and maintaining full-time equivalent (FTE) employees. The amount of loan forgiveness has yet to be determined.